Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets-Cash equivalents
Assets	$ 77,895	$ 56,930	$ 42,861
Liabilities
Liabilities		364	1,711
Repurchase agreements
Assets-Cash equivalents
Assets	25,000		16,500
Money market funds
Assets-Cash equivalents
Assets	31,765	56,930	26,361
Commercial Paper
Assets-Cash equivalents
Assets	9,999
Corporate Debt Securities
Assets-Cash equivalents
Assets	11,131
Warrant
Liabilities
Liabilities		364	1,711
Quoted Prices in Active Markets Using Identical Assets (Level 1)
Assets-Cash equivalents
Assets	31,765	56,930	26,361
Quoted Prices in Active Markets Using Identical Assets (Level 1) | Money market funds
Assets-Cash equivalents
Assets	31,765	56,930	26,361
Significant Other Observable Inputs (Level 2)
Assets-Cash equivalents
Assets	46,130		16,500
Significant Other Observable Inputs (Level 2) | Repurchase agreements
Assets-Cash equivalents
Assets	25,000		16,500
Significant Other Observable Inputs (Level 2) | Commercial Paper
Assets-Cash equivalents
Assets	9,999
Significant Other Observable Inputs (Level 2) | Corporate Debt Securities
Assets-Cash equivalents
Assets	$ 11,131
Fair Value Level 3
Liabilities
Liabilities		364	1,711
Fair Value Level 3 | Warrant
Liabilities
Liabilities		$ 364	$ 1,711